Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996
(215) 988-2700 (Phone)
(215) 988-2757 (Facsimile)
www.drinkerbiddle.com

July 8, 2011

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:      Paramount Institutional Access Fund (811-22580)

Ladies and Gentlemen:

Filed herewith electronically via EDGAR is the registration statement on Form N-2 (the “Registration Statement”) of Paramount Institutional Access Fund (the “Registrant”).  The Registration Statement is being filed pursuant to the Investment Company Act of 1940, as amended, and the applicable rules thereunder.

Questions and comments may be directed to the undersigned at (215) 988-2972.

Very truly yours,

/s/ Joseph B. Andolina
Joseph B. Andolina